Consolidated VIE Included in Accompanying Consolidated Financial Statements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 10,855	¥ 70,627	¥ 80,313